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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 -----------------------------------------
   Address:      30 Rowes Wharf, 4th Floor
                 -----------------------------------------
                 Boston, MA 02110-3328
                 -----------------------------------------

                 -----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Carroll
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

   Kim Carroll                        Boston, MA           08/17/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                        --------------------

Form 13F Information Table Entry Total:        92
                                        --------------------

Form 13F Information Table Value Total:      464,716
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                           None
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


      COLUMN 1                   COLUMN 2         COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
-------------------------  -------------------- ---------- -------- ----------------------  ---------- --------- -----------------
                                                            VALUE     SHRS OR   SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER           TITLE OF CLASS        CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE SHARED NONE
------------------------ -------------------- ---------- -------- ----------- ----- ------  ---------  --------- ----- ------- ----

ACADIA Pharmaceuticals          Common           4225108     $620     100,000   SH           Sole        NA      Sole
ACADIA Pharmaceuticals        Restricted                    2,835     609,671   SH           Sole        NA      Sole
Adolor                          Common         00724X102    6,570     518,100   SH           Sole        NA      Sole
Agensys                   Series C Cvt. Pfd.                5,000   1,587,302   SH           Sole        NA      Sole
Agilix                    Series B Cvt. Pfd.                  952   3,968,255   SH           Sole        NA      Sole
Amgen                           Common          31162100   10,696     196,000   SH           Sole        NA      Sole
Avalon Pharmaceuticals    Series B Cvt. Pfd.                3,331   1,417,394   SH           Sole        NA      Sole
Biofield                        Common         090591108       73   1,456,352   SH           Sole        NA      Sole
CardioNet                 Series C Cvt. Pfd.                9,200   2,628,573   SH           Sole        NA      Sole
Celgene                         Common         151020104   19,743     344,800   SH           Sole        NA      Sole
Ceres                     Series C Cvt. Pfd.                3,750     625,000   SH           Sole        NA      Sole
Ceres                    Series C-1 Cvt. Pfd.                 274      45,739   SH           Sole        NA      Sole
Ceres                     Series D Cvt. Pfd.                2,713     452,167   SH           Sole        NA      Sole
Charles River Labs              Common         159864107    6,944     142,100   SH           Sole        NA      Sole
Concentric Medical        Series B Cvt. Pfd.                5,176   8,088,233   SH           Sole        NA      Sole
Concentric Medical        Series C Cvt. Pfd.                1,860   2,906,976   SH           Sole        NA      Sole
Conor Medsystems          Series D Cvt. Pfd.                4,000   3,333,333   SH           Sole        NA      Sole
Corixa                          Common         21887F100    3,347     716,597   SH           Sole        NA      Sole
Corus Pharmaceutical      Series C Cvt. Pfd.                5,000   4,310,345   SH           Sole        NA      Sole
CTI Molecular Imaging           Common         22943D105    8,638     609,200   SH           Sole        NA      Sole
Cubist Pharmaceuticals          Common         229678107   15,649   1,409,839   SH           Sole        NA      Sole
CV Therapeutics                 Common         126667104    9,156     546,307   SH           Sole        NA      Sole
Cytologix                      Cvt. Note                      281     280,561  PRN           Sole        NA      Sole
Cytologix                 Series A Cvt. Pfd.                  666     806,997   SH           Sole        NA      Sole
Cytologix                 Series B Cvt. Pfd.                  312     378,550   SH           Sole        NA      Sole
DakoCytomation                Restricted                      453      43,541   SH           Sole        NA      Sole
deCODE Genetics                 Common          24386104    8,968   1,055,000   SH           Sole        NA      Sole
DepoMed                         Common         249908104    6,875   1,388,888   SH           Sole        NA      Sole
Durect                          Common         266605104    5,341   1,530,400   SH           Sole        NA      Sole
Dyax                            Common         26746E103    8,158     694,265   SH           Sole        NA      Sole
Encysive Pharmaceuticals        Common         29256X107    4,365     513,500   SH           Sole        NA      Sole
Enzon Pharmaceuticals           Common         293904108    6,559     514,000   SH           Sole        NA      Sole
EPR                       Series A Cvt. Pfd.                    4     400,000   SH           Sole        NA      Sole
Exelixis                        Common         30161Q104   12,330   1,222,000   SH           Sole        NA      Sole
Galileo Pharmaceuticals   Series F Cvt. Pfd.                  816     233,121   SH           Sole        NA      Sole
Genzyme                         Common         372917104   14,578     308,000   SH           Sole        NA      Sole
Gilead Sciences                 Common         375558103   12,194     182,000   SH           Sole        NA      Sole
IDEXX Laboratories              Common         45168D104    8,541     135,700   SH           Sole        NA      Sole
Idun Pharmaceuticals     Series A-1 Cvt. Pfd.               4,143   2,021,182   SH           Sole        NA      Sole
Idun Pharmaceuticals     Series B-1 Cvt. Pfd.               1,582     771,605   SH           Sole        NA      Sole
Imclone Systems                 Common         45245W109   12,611     147,000   SH           Sole        NA      Sole
Impax Laboratories              Common         45256B101   13,182     680,198   SH           Sole        NA      Sole
I-Trax                    Series A Cvt. Pfd.                4,000     160,000   SH           Sole        NA      Sole
IVAX                            Common         465823102   13,060     544,400   SH           Sole        NA      Sole
King Pharmaceuticals            Common         495582108    3,321     290,000   SH           Sole        NA      Sole
Kosan Biosciences               Common         50064W107    7,499     949,300   SH           Sole        NA      Sole
Lexicon Genetics                Common         528872104    6,625     845,000   SH           Sole        NA      Sole
Masimo                    Series D Cvt. Pfd.                3,190     290,000   SH           Sole        NA      Sole
Masimo Labs                   Restricted                        3     290,000   SH           Sole        NA      Sole
MedImmune                       Common         584699102   12,308     526,000   SH           Sole        NA      Sole
Millennium
  Pharmaceuticals               Common         599902103    5,796     420,000   SH           Sole        NA      Sole
Neurocrine Biosciences          Common         64125C109    9,349     180,300   SH           Sole        NA      Sole
OmniSonics Medical
  Technologies            Series B Cvt. Pfd.                3,635   2,721,089   SH           Sole        NA      Sole
OmniSonics Medical
  Technologies            Series C Cvt. Pfd.                3,000   2,579,980   SH           Sole        NA      Sole
Orthovita                       Common         68750U102    8,738   1,700,000   SH           Sole        NA      Sole
Par Pharmaceutical
  Companies                     Common         69888P106    6,162     175,000   SH           Sole        NA      Sole
Pfizer                          Common         717081103   15,255     445,000   SH           Sole        NA      Sole
Pharmacyclics                   Common         716933106    3,865     380,000   SH           Sole        NA      Sole
PHT                       Series D Cvt. Pfd.                7,000   8,974,359   SH           Sole        NA      Sole
PHT                       Series E Cvt. Pfd.                1,178   1,510,435   SH           Sole        NA      Sole
Pozen                           Common         73941U102    3,311     484,000   SH           Sole        NA      Sole
Raven Biotechnologies     Series B Cvt. Pfd.                2,515   3,030,303   SH           Sole        NA      Sole
Raven Biotechnologies     Series C Cvt. Pfd.                3,886   4,681,929   SH           Sole        NA      Sole
Rigel Pharmaceuticals           Common         766559603    2,354     165,631   SH           Sole        NA      Sole
Sangamo Biosciences             Common         800677106    1,400     232,600   SH           Sole        NA      Sole
Senomyx                       Restricted       81724Q107    6,696   1,428,571   SH           Sole        NA      Sole
Sirna Therapeutics            Restricted                    1,990     676,924   SH           Sole        NA      Sole
Songbird Hearing              Restricted                        3     347,548   SH           Sole        NA      Sole
Syntiro Healthcare
  Services                    Restricted                        5     510,347   SH           Sole        NA      Sole
Telik                           Common         87959M109   17,369     727,665   SH           Sole        NA      Sole
Teva Pharmaceutical
  Industries ADR                Common         881624209   10,665     158,500   SH           Sole        NA      Sole
Theravance                    Restricted                    6,176     686,276   SH           Sole        NA      Sole
Therion Biologics              C-2 Units                      100      55,556   SH           Sole        NA      Sole
Therion Biologics             Restricted                        4     373,742   SH           Sole        NA      Sole
Therion Biologics         Series A Cvt. Pfd.                  141      78,327   SH           Sole        NA      Sole
Therion Biologics         Series B Cvt. Pfd.                  720     400,000   SH           Sole        NA      Sole
Therion Biologics         Series C Cvt. Pfd.                1,223     679,520   SH           Sole        NA      Sole
Therion Biologics          Sinking Fund Pfd.                    1      65,083   SH           Sole        NA      Sole
TherOx                        Bridge Note                     334     333,787  PRN           Sole        NA      Sole
TherOx                    Series H Cvt. Pfd.                1,609   1,086,955   SH           Sole        NA      Sole
Triad Therapeutics        Series A Cvt. Pfd.                    3   2,900,000   SH           Sole        NA      Sole
Triad Therapeutics        Series B Cvt. Pfd.                    1     875,000   SH           Sole        NA      Sole
Triad Therapeutics        Series C Cvt. Pfd.                  300   2,000,000   SH           Sole        NA      Sole
Tularik                         Common         899165104   10,054     405,405   SH           Sole        NA      Sole
United Therapeutics             Common         91307C102    5,694     222,000   SH           Sole        NA      Sole
Vivus                           Common         928551100    3,966   1,089,600   SH           Sole        NA      Sole
VNUS Medical
  Technologies            Series E Cvt. Pfd.                7,000   1,367,188   SH           Sole        NA      Sole
WebMD                           Common         94769M105   11,720   1,257,500   SH           Sole        NA      Sole
Xanthus Life Sciences     Series B Cvt. Pfd.                3,500   3,500,000   SH           Sole        NA      Sole
Zyomyx                        Restricted                        5     500,000   SH           Sole        NA      Sole
Zyomyx                    Series A Cvt. Pfd.                  500     500,000   SH           Sole        NA      Sole
Zyomyx                    Series B Cvt. Pfd.                    1         500   SH           Sole        NA      Sole
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COLUMN TOTALS                                              $464,716 103,120,111
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